Putnam
International
Growth and
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam International Growth and Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000


Report from the Fund Managers

Deborah F. Kuenstner
George W. Stairs

Investment conditions in nearly all international markets were better in the final six months of calendar 1999 than many forecasts had anticipated. Improving international economies, ongoing merger activity, and investors' optimism for technology stocks all contributed to solid equity performance. All over the world, companies are following the example set by U.S. companies, learning to manage themselves in ways that enrich shareholders. We believe that this international effort to emulate U.S. companies and reward shareholders was a primary reason why Putnam International Growth and Income Fund appreciated 10.34% (3.97% at public offering price), in the six months that ended December 31, 1999, the first half of the fund's 2000 fiscal year. We also think the current strength of international stocks could herald a return to the situation of the mid-1980s when international stocks outperformed U.S. stocks in several consecutive years.

Total return for 6 months ended 12/31/99

       Class A         Class B          Class C           Class M
     NAV     POP     NAV     CDSC     NAV     CDSC      NAV     POP
-------------------------------------------------------------------------
    10.34%   3.97%   9.94%   5.11%    9.98%   9.01%    10.20%   6.31%
-------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* INTERNATIONAL MARKETS FLOURISH

In the past six months international stocks benefited from three major trends. First, international technology companies finally caught up with their U.S. counterparts, showing competitiveness in business innovation that caught the fancy of investors. Second, the wave of corporate restructuring, mergers, and acquisitions, -- changes that our investment process is designed to identify -- gathered pace and had an impact on performance. Finally, Asia's ongoing recovery from its 1997-98 economic crisis contributed to demand for a host of basic materials and industrial goods, while providing a positive backdrop for stocks in other sectors.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                    9.5%

Telephone services       9.2%

Electronics and
electrical equipment     7.9%

Financial services       7.0%

Electric utilities       6.6%

Footnote reads:
*Based on net assets as of 12/31/99. Holdings will vary over time.


Your fund benefited from each of these trends, but most of all from the corporate consolidation abroad. As you know from previous reports, our research seeks to identify undervalued stocks of large international companies experiencing positive changes. Restructurings and corporate takeovers are two of the primary changes we look for because they can strategically re-position companies to achieve better future earnings.

The fund participated to a degree in the technology rally and the Asian rebound, but our value discipline prompted us to take profits on many stocks as their prices rose to more expensive levels. For example, we reduced our positions in many telecommunications utilities and manufacturers of electronic, communications, and computer equipment as they experienced a fourth-quarter rally of historic proportions. While this price discipline limits the degree to which this fund can enjoy explosive gains, we believe this strategy also helps to avoid the steep plunges that often follow rallies. We believe investing in undervalued, mostly dividend-paying stocks of large companies can achieve growth with income while experiencing less risk over time.

* TECHNOLOGY AND TELECOMMUNICATIONS STOCKS SOAR

Two of our top-performing stocks benefited from the recent demand for technology and telecommunications issues. Their gains were not attributable solely to a short-term trend, however, but also to positive internal changes -- good examples of the type of change we look for when we research stocks. We purchased Telecom Italia Mobile during the summer. This Italian cellular phone service company is part of Telecom Italia, which was acquired by Olivetti last spring in a hostile takeover. Olivetti subsequently announced a plan to complete the merger in a manner detrimental to shareholders. Because the market opposed this plan, Telecom Italia Mobile shares fell in price. Despite its attractive growth rates, it thereby became one of the cheapest cellular phone company stocks in Europe and we established a position. Shareholder opposition later convinced Olivetti to scuttle its proposal, and Telecom Italia Mobile's stock price has nearly doubled in the past six months. Although this holding, as well as others mentioned in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

"Bankers and market soothsayers say many of the factors that made 1999 a record-breaker in European mergers and acquisitions are just gaining steam."

-- The Wall Street Journal, January 4, 2000


Another telecommunications company stock, Canada's BCE, appreciated by approximately 85% during the past six months. The former Bell Canada, BCE is benefiting from its ownership stake in Nortel Networks, which makes optical fibers and digital switching equipment. Businesses and consumers are spending hefty sums for this equipment to build Internet connections. BCE has also been successfully integrating Bay Networks, a U.S. company it acquired in 1998. Finally, BCE has come to dominate the Canadian cellular phone market, which is growing more attractive because prices have stabilized. Its main competitor is in disarray, which makes BCE's growth prospects even more formidable.

* FRUITS OF CHANGE IN ASIA; UNITED KINGDOM REMAINS UNDERVALUED

We are encouraged that many of the top-performing stocks in the fund during this semiannual period have posted solid fundamental operating results. In Japan, for example, Nikko Securities, is reaping the benefits of changes undertaken over the past two to three years. Its alliance with Salomon Smith Barney, which is now part of Citigroup, has helped generate new revenue growth from investment banking fees. At the same time, Nikko remains a leader in its traditional brokerage business in Japan. Because Nikko's executives cut costs by introducing methods developed by more efficient international competitors, the company has been able to maintain attractive earnings even as brokerage commissions in Japan have fallen in the past two years.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BCE, Inc.
Canada
Telephone services

Aventis S.A.
France
Pharmaceuticals and biotechnology

Akzo-Nobel N.V.
Netherlands
Chemicals

Total S.A.
France
Oil and gas

Cable & Wireless Plc.
United Kingdom
Telephone services

Veba AG
Germany
Electric utilities

AMP, Ltd.
Australia
Financial services

Diageo Plc.
United Kingdom
Food and beverages

Siebe Plc.
United Kingdom
Electronics and electrical equipment

Internationale Nederlanden Groep (ING)
Netherlands
Insurance

Footnote reads:
These holdings represent 21.5% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


Another Asian stock, DBS Group, has appreciated by about one third over the semiannual period thanks to the recovery in southeast Asian economies. We held on to this stock during the Asian recession because it had very conservative lending policies and brought in new top management who proceeded to focus the bank on its best businesses while selling weaker ones. DBS Group has also cut costs by eliminating staff redundancies.

Stocks in the United Kingdom have struggled in the past six months but many still have attractive prospects, we believe. One of our top holdings, Diageo, owns several globally recognized brands, such as Pillsbury, Burger King, Guinness and Smirnoff's, which have appeal to consumers around the world. The company's management team is realizing gains from acquiring these brands and is improving the company's cash flow. BAT Industries, another one of the fund's large British holdings, has successfully restructured to reduce its reliance on tobacco revenues while moving to more attractive businesses. We believe investors misunderstand BAT. The stock has not performed well recently because investors are concerned about lawsuits brought by cigarette smokers in the United States. BAT is priced similarly to other tobacco companies, although in our view it is the top company in the industry. We anticipate that the stock will perform well when other investors recognize what they have overlooked.

* RISING GLOBAL GROWTH AND CORPORATE RESTRUCTURINGS CAN LIFT FUND

As the year 2000 begins, international economies appear to be continuing their strong performance and helping to lift equities higher. We anticipate the Japanese economy will experience a bona fide recovery in the coming year while Europe continues its gradual acceleration. Meanwhile, positive corporate changes are merely beginning. We expect a rising tide of European mergers, restructurings, and takeovers. More companies are also giving their managers performance incentives such as stock options that align their interests with shareholders and focus their goals on lifting stock prices. Hostile takeover activity, long absent on the European scene, is putting even more pressure on managers to show results or face consequences. Japan and other Asian markets are also starting down this bountiful path. Our research efforts remain focused on identifying international companies that are focused on rewarding shareholders and investing in them while they are still undervalued to achieve capital appreciation with less risk.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.




TOTAL RETURN FOR PERIODS ENDED 12/31/99

                      Class A          Class B           Class C           Class M
(inception dates)    (8/1/96)          (8/1/96)          (2/1/99)          (8/1/96)
                   NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------------------

6 months          10.34%    3.97%    9.94%    5.11%    9.98%    9.01%   10.20%    6.31%
--------------------------------------------------------------------------------------
1 year            25.68    18.42    24.72    19.72    24.82    23.82    25.16    20.79
--------------------------------------------------------------------------------------
Life of fund      83.68    73.13    78.96    75.96    79.17    79.17    80.68    74.34
Annual average    19.52    17.46    18.61    18.02    18.65    18.65    18.94    17.70
--------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/99

                                     MSCI                 Consumer
                                  EAFE Index             price index
---------------------------------------------------------------------
6 months                            22.12%                 1.56%
---------------------------------------------------------------------
1 year                              26.96                  2.80
---------------------------------------------------------------------
Life of fund                        62.07                  7.52
Annual average                      15.18                  2.14
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share performance reflects the applicable contingent deferred sales charge which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

                            Class A      Class B      Class C       Class M
--------------------------------------------------------------------------------------
Distributions (number)         2            1            1             1
--------------------------------------------------------------------------------------
Income                      $0.338       $0.299       $0.302        $0.307
--------------------------------------------------------------------------------------
Capital gains
  Long-term                  0.681        0.681        0.681         0.681
--------------------------------------------------------------------------------------
  Short-term                 0.683        0.683        0.683         0.683
--------------------------------------------------------------------------------------
  Total                     $1.702       $1.663       $1.666        $1.671
--------------------------------------------------------------------------------------
Share value               NAV     POP      NAV          NAV       NAV     POP
--------------------------------------------------------------------------------------
6/30/99                  $12.59  $13.36  $12.49       $12.57     $12.55  $13.01
--------------------------------------------------------------------------------------
12/31/99                  12.17   12.91   12.05        12.14      12.14   12.58
--------------------------------------------------------------------------------------



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (96.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            861,418  British Aerospace Plc (United Kingdom)                                                 $    5,705,292
            794,000  Rolls-Royce Plc (United Kingdom) (NON)                                                      2,744,823
                                                                                                            --------------
                                                                                                                 8,450,115

Automobiles (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,249,000  Fuji Heavy Industries (Japan)                                                              15,407,123
            509,000  Honda Motor Co., Ltd. (Japan) (NON)                                                        18,929,338
             62,000  Hyundai Motor Co., GDR (South Korea) (NON)                                                    666,500
            203,840  Hyundai Motor Co., GDR 144A Deal Stock (South Korea) (NON)                                  2,191,280
            226,000  Hyundai Motor Co., Ltd. (South Korea) (NON)                                                 3,584,152
          5,542,000  PT Astra International Inc. (Indonesia) (NON)                                               2,979,581
            197,408  Valeo S.A. (France)                                                                        15,212,182
                                                                                                            --------------
                                                                                                                58,970,156

Banks (9.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,053,547  Australia & New Zealand Banking Group, Ltd. (Australia) (NON)                               7,664,214
            760,573  Bank of Nova Scotia (Canada)                                                               16,317,136
             87,316  Banque Nationale de Paris (France)                                                          8,046,134
             97,194  Barclays Plc (United Kingdom)                                                               2,797,868
            340,769  DBS Group Holdings, Ltd. (Singapore)                                                        5,590,740
            810,498  HSBC Holdings Plc (United Kingdom)                                                         11,365,533
          1,043,318  Istituto Bancario San Paolo di Torino (Italy)                                              14,158,806
              1,730  Julius Baer Holdings AG (Switzerland)                                                       5,226,947
            675,297  National Bank of Canada (Canada)                                                            8,631,931
            378,000  Overseas-Chinese Banking Corp., Ltd. (Singapore)                                            3,475,601
             23,031  Societe Generale (France)                                                                   5,352,082
             80,290  Unidanmark AS (Denmark)                                                                     5,646,425
             27,778  United Bank of Switzerland (UBS) AG (Switzerland)                                           7,502,852
                                                                                                            --------------
                                                                                                               101,776,269

Building Products (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            537,112  Blue Circle Industries Plc (United Kingdom)                                                 3,121,373
            279,462  CRH Plc (Ireland)                                                                           6,016,370
          4,035,200  Pioneer Internationa,l Ltd. (Australia)                                                    12,159,409
                                                                                                            --------------
                                                                                                                21,297,152

Business Equipment (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Canon, Inc. (Japan)                                                                        13,112,154
            275,000  Ricoh Co., Ltd. (Japan)                                                                     5,183,499
                                                                                                            --------------
                                                                                                                18,295,653

Business Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            468,000  Dai Nippon Printing Co., Ltd. (Japan)                                                       7,465,648

Cellular Communications (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,277,429  Telecom Italia Mobile SpA (Italy)                                                          14,251,688
            239,089  Telesp Celular Participacoes S.A. ADR (Brazil)                                             10,131,396
                                                                                                            --------------
                                                                                                                24,383,084

Chemicals (5.9%)
--------------------------------------------------------------------------------------------------------------------------
            491,137  Akzo-Nobel N.V. (Netherlands)                                                              24,605,374
            181,541  Bayer AG (Germany) (NON)                                                                    8,583,622
            252,900  BOC Group Plc (United Kingdom)                                                              5,433,511
             22,400  Clariant AG 144A Deal Stock (Switzerland)                                                  10,679,397
              1,700  Clariant AG (Switzerland)                                                                     810,490
            262,300  Rhodia SA (France)                                                                          5,921,328
          1,982,000  Teijin, Ltd. (Japan)                                                                        7,312,722
                                                                                                            --------------
                                                                                                                63,346,444

Conglomerates (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            361,565  Canadian Pacific, Ltd. (Canada)                                                             7,756,922
          1,939,345  Cookson Group Plc (United Kingdom)                                                          7,832,045
          2,179,801  Tomkins Plc (United Kingdom)                                                                7,042,501
                                                                                                            --------------
                                                                                                                22,631,468

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Shiseido Co., Ltd. (Japan)                                                                  4,812,096

Electric Utilities (6.6%)
--------------------------------------------------------------------------------------------------------------------------
            632,300  Chubu Electric Power, Inc. (Japan)                                                         10,303,184
          2,495,768  Hong Kong Electric Holdings, Ltd. (Hong Kong)                                               7,802,285
          1,313,095  Scottish and Southern Energy Plc (United Kingdom)                                          10,483,901
          2,348,183  Scottish Power Plc (United Kingdom)                                                        17,790,365
          7,554,000  Shandong International Power Development Co., Ltd.
                       (China) (NON)                                                                             1,069,008
            474,342  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany)                                    23,024,324
                                                                                                            --------------
                                                                                                                70,473,067

Electronics and Electrical Equipment (7.9%)
--------------------------------------------------------------------------------------------------------------------------
            238,000  Matsushita Electric Industrial Co. (Japan)                                                  6,591,700
             94,397  Philips Electronics N.V. (Netherlands)                                                     12,820,057
            156,110  Schneider SA (France)                                                                      12,241,787
          3,675,430  Siebe Plc (United Kingdom)                                                                 20,008,666
             24,900  Sony Corp. (Japan)                                                                          7,383,734
             67,000  TDK Corp. (Japan) (NON)                                                                     9,252,005
          2,072,000  Toshiba Corp. (Japan)                                                                      15,816,792
                                                                                                            --------------
                                                                                                                84,114,741

Energy Related (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            692,359  Iberdola S.A. (Spain) (NON)                                                                 9,584,021
            325,300  Iberdrola II S.A. 144A (Spain) (NON)                                                        4,502,985
            582,200  Kansai Electric Power, Inc. (Japan) (NON)                                                  10,147,760
                                                                                                            --------------
                                                                                                                24,234,766

Financial Services (7.0%)
--------------------------------------------------------------------------------------------------------------------------
             52,950  Aiful Corp. (Japan)                                                                         6,477,539
          2,053,098  AMP, Ltd. (Australia)                                                                      22,684,464
            408,400  Investor AB (Sweden)                                                                        5,761,919
            423,454  Manulife Financial Corp. (Canada) (NON)                                                     5,398,139
          1,293,000  Nikko Securities Co., Ltd. (Japan) (NON)                                                   16,361,801
            324,000  Nomura Securities Co., Ltd. (Japan)                                                         5,850,264
            235,300  Promise Co., Ltd. (Japan)                                                                  11,974,553
                                                                                                            --------------
                                                                                                                74,508,679

Food and Beverages (5.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,445,926  Bass Plc (United Kingdom)                                                                  17,996,945
          2,629,427  Diageo Plc (United Kingdom)                                                                21,152,930
          2,727,120  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                          12,194,205
          1,170,000  Kirin Brewery Co., Ltd. (Japan) (NON)                                                      12,309,159
                                                                                                            --------------
                                                                                                                63,653,239

Insurance (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            136,048  AGF (Assurances Generales de France) (France)                                               7,363,299
          1,567,758  Allied Zurich AG (United Kingdom)                                                          18,474,998
            140,963  Axa S.A. (France)                                                                          19,626,335
            330,977  Internationale Nederlanden Groep (ING) (Netherlands)                                       19,957,794
             82,243  Scor (France)                                                                               3,623,857
                                                                                                            --------------
                                                                                                                69,046,283

Media (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            370,600  Carlton Communications Plc (United Kingdom)                                                 3,609,963

Oil and Gas (5.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,805,850  British Petroleum Co. Plc (United Kingdom)                                                 18,159,384
          3,519,892  Ente Nazionale Idrocarburi (ENI) SpA (Italy)                                               19,333,922
            182,446  Total S.A. Class B (France)                                                                24,319,140
                                                                                                            --------------
                                                                                                                61,812,446

Paper and Forest Products (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            991,951  Abitibi-Consolidated, Inc. (Canada)                                                        11,582,928
          3,793,100  Jefferson Smurfit Group Plc (Ireland)                                                      11,366,278
            560,978  Sappi, Ltd. (South Africa)                                                                  5,552,700
            306,195  Svenska Cellulosa AB (SCA) Class B (Sweden)                                                 9,071,911
                                                                                                            --------------
                                                                                                                37,573,817

Pharmaceuticals and Biotechnology (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            442,110  Aventis S.A. (France) (NON)                                                                25,573,869
            328,000  Eisai Co., Ltd. (Japan)                                                                     6,307,692
            130,536  Pharmacia & Upjohn, Inc. (Sweden)                                                           5,924,037
            352,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                12,298,296
            144,090  Zeneca Group Plc (United Kingdom)                                                           5,977,353
                                                                                                            --------------
                                                                                                                56,081,247

Railroads (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            304,162  Canadian National Railway Co. (Canada)                                                      8,028,044

Real Estate (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            493,900  Canary Wharf 144A Plc (United Kingdom) (NON)                                                3,071,707
            485,200  Canary Wharf Finance Plc (United Kingdom) (NON)                                             3,017,600
          1,097,000  Henderson Land Development Co., Ltd. (Hong Kong) (R)                                        7,042,365
                                                                                                            --------------
                                                                                                                13,131,672

Retail (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,013,830  Coles Myer, Ltd. (Australia) (NON)                                                          5,236,779
          3,638,005  Tesco Plc (United Kingdom)                                                                 11,063,138
                                                                                                            --------------
                                                                                                                16,299,917

Steel (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            141,617  Pohang Iron & Steel Company, Ltd. ADR (South Korea)                                         4,956,595
            268,961  SKF AB Class B (Sweden)                                                                     6,545,756
                                                                                                            --------------
                                                                                                                11,502,351

Telephone Services (9.2%)
--------------------------------------------------------------------------------------------------------------------------
            287,401  BCE, Inc. (Canada)                                                                         26,043,414
            362,393  British Telecommunications Plc ADR (United Kingdom)                                         8,857,248
          1,358,815  Cable & Wireless Plc (United Kingdom)                                                      23,025,862
            373,200  Carso Global Telecom (Mexico) (NON)                                                         3,511,078
            288,042  Hellenic Telecommunication Organization S.A. (Greece)                                       6,848,104
            690,882  Mahanager Telephone GDR 144A (Indonesia) (NON)                                              7,858,783
                419  Nippon Telegraph and Telephone Corp. (Japan)                                                7,176,061
          1,408,730  Portugal Telecom S.A. (Portugal)                                                           15,433,116
                                                                                                            --------------
                                                                                                                98,753,666

Tobacco (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            887,217  BAT Industries Plc (United Kingdom)                                                         5,041,317
                                                                                                            --------------
                     Total Common Stocks (cost $913,045,277)                                                $1,029,293,300

UNITS (0.1%) (a) (NON) (cost $2,213,878)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
             57,500  Ito-Yokado Co., Ltd./Seven-Eleven Japan Co., Structured
                       Stub Warrants (issued by Salomon Smith Barney
                       Holdings, Inc. Exp. 2/29/00) (Japan)                                                 $      770,538

SHORT-TERM INVESTMENTS (3.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,700,000  U.S. Treasury BIll 5.04s, March 9, 2000 (SEG)                                          $    1,683,367
         34,962,000  Interest in $578,946,000 joint repurchase agreement dated December 31, 1999 with Morgan (J.P.) & Co., Inc.
                       due January 3, 2000 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $34,969,284 for an effective yield of 2.50%.                                             34,962,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $36,645,367)                                        $   36,645,367
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $951,904,522) (b)                                              $1,066,709,205
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,069,939,985.

  (b) The aggregate identified cost on a tax basis is $968,677,145, resulting in gross unrealized appreciation and depreciation of $149,267,396 and $51,235,336, respectively, or net unrealized appreciation of $98,032,060.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
      December 31, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary
      Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at December 31, 1999: (as percentage of Market Value)

          Australia               4.6%
          Brazil                  1.0
          Canada                  8.1
          France                 12.4
          Germany                 3.1
          Hong Kong               1.4
          Indonesia               1.1
          Ireland                 1.7
          Italy                   4.6
          Japan                  20.5
          Mexico                  1.5
          Netherlands             5.6
          Portugal                1.5
          South Korea             1.1
          Spain                   1.4
          Sweden                  2.7
          Switzerland             2.4
          United Kingdom         22.7
          Other                   2.6
                               ------
          Total                 100.0%


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1999 (Unaudited)
                                     Aggregate Face      Delivery   Unrealized
                        Market Value     Value             Date    Depreciation
-------------------------------------------------------------------------------
Japanese Yen            $31,616,449   $31,656,185         3/9/00     $(39,736)
-------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1999 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                        Total Value      Value             Date    Appreciation
-------------------------------------------------------------------------------
Topix Index (Long)      $33,006,851   $31,285,173         Mar-00   $1,721,678
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $951,904,522) (Note 1)      $1,066,709,205
-----------------------------------------------------------------------------------------------
Cash                                                                                    192,847
-----------------------------------------------------------------------------------------------
Foreign currency                                                                          1,113
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       3,131,716
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,498,893
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        6,226,758
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         192,797
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               32,689
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,078,986,018

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      4,907,961
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              900,871
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,936,833
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              240,555
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,916
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,985
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                     39,736
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  818,185
-----------------------------------------------------------------------------------------------
Payable for organization expense (Note 1)                                                64,834
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  116,157
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     9,046,033
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,069,939,985

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $950,609,750
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (29,857,664)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               32,381,635
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        116,806,264
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,069,939,985

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($528,097,358 divided by 43,402,636 shares)                                              $12.17
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.17)*                                  $12.91
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($484,460,773 divided by 40,218,524 shares)**                                            $12.05
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($17,128,073 divided by 1,411,260 shares)**                                              $12.14
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($40,253,781 divided by 3,316,884 shares)                                                $12.14
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.14)*                                  $12.58
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $834,278)                                          $ 9,936,330
-----------------------------------------------------------------------------------------------
Interest                                                                              1,047,654
-----------------------------------------------------------------------------------------------
Total investment income                                                              10,983,984

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,810,217
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,042,599
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        13,995
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,917
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   624,723
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,343,570
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    67,324
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   144,862
-----------------------------------------------------------------------------------------------
Amortization of organizational expenses  (Note 1)                                         5,474
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  42,084
-----------------------------------------------------------------------------------------------
Registration fees                                                                        36,723
-----------------------------------------------------------------------------------------------
Auditing                                                                                 36,808
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,008
-----------------------------------------------------------------------------------------------
Postage                                                                                  55,546
-----------------------------------------------------------------------------------------------
Other                                                                                   104,584
-----------------------------------------------------------------------------------------------
Total expenses                                                                        8,339,434
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (108,530)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          8,230,904
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,753,080
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     56,452,140
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       3,329,032
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           2,931,054
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                     32,360
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period             34,080,250
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              96,824,836
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $99,577,916
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase  in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    2,753,080   $   4,748,298
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        62,712,226      81,831,321
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                         34,112,610      (6,464,816)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 99,577,916      80,114,803
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (12,974,668)     (8,562,227)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (10,643,817)     (6,251,787)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (369,344)         (4,975)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (899,162)       (571,933)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (52,384,086)    (17,231,317)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (48,555,742)    (17,184,367)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (1,668,165)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,994,975)     (1,524,471)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   141,199,182      68,971,565
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        109,287,139      97,755,291

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 960,652,846     862,897,555
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $29,857,664 and
$7,723,753, respectively)                                                        $1,069,939,985    $960,652,846
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                                               Six months
                                                                  ended                                        For the period
Per-share                                                      December 31                                     August 1, 1996+
operating performance                                          (Unaudited)            Year ended June 30         to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                   1999             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $12.59           $12.25           $10.76            $8.53
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                           .06              .11              .23              .15
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                1.22              .98             1.78             2.13
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              1.28             1.09             2.01             2.28
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.34)            (.25)            (.16)            (.05)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                    (1.36)            (.50)            (.36)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.70)            (.75)            (.52)            (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $12.17           $12.59           $12.25           $10.76
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                            10.34*            9.87            19.56            26.73*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                 $528,097         $469,726         $409,456         $157,990
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                          .63*            1.30             1.36             1.52*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           .46*             .94             1.98             1.61*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            39.39*           88.09            53.57            70.25*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                               Six months
                                                                  ended                                         For the period
Per-share                                                      December 31                                      August 1, 1996+
operating performance                                          (Unaudited)            Year ended June 30          to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                   1999             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $12.49           $12.18           $10.72            $8.53
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                           .01              .02              .14              .10
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                1.21              .97             1.78             2.10
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              1.22              .99             1.92             2.20
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.30)            (.18)            (.10)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                    (1.36)            (.50)            (.36)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.66)            (.68)            (.46)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $12.05           $12.49           $12.18           $10.72
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                             9.94*            9.04            18.68            25.80*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                 $484,461         $445,472         $414,609         $174,801
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                         1.01*            2.05             2.11             2.21*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           .08*             .19             1.21             1.03*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            39.39*           88.09            53.57            70.25*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Six months
                                                                                                    ended       For the period
Per-share                                                                                        December 31     Feb. 1, 1999+
operating performance                                                                            (Unaudited)      to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1999             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                $12.57           $11.10
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                             .01              .07
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                  1.22             1.42
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                1.23             1.49
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.30)            (.02)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                      (1.36)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                 (1.66)            (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                      $12.14           $12.57
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                               9.98*           13.40*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $17,128           $9,163
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                                                           1.01*             .84*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                             .11*             .58*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              39.39*           88.09
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                   ended                                         For the period
Per-share                                                       December 31                                     August 1, 1996+
operating performance                                           (Unaudited)          Year ended June 30           to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                   1999             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $12.55           $12.22           $10.74            $8.53
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                           .03              .05              .16              .12
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                1.23              .97             1.79             2.11
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              1.26             1.02             1.95             2.23
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.31)            (.19)            (.11)            (.02)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                    (1.36)            (.50)            (.36)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.67)            (.69)            (.47)            (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $12.14           $12.55           $12.22           $10.74
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                            10.20*            9.24            18.95            26.17*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $40,254          $36,291          $38,832          $17,105
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (c)                                          .88*            1.80             1.86             1.98*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           .21*             .40             1.40             1.19*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            39.39*           88.09            53.57            70.25*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the- counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books, and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended ended December 31, 1999, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $108,530 under expense-offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,189 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $157,149 and $7,546 from the sale of class A and class M shares, respectively, and received $306,554 and $3,023 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,503 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $425,033,073 and $376,181,938, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,786,977       $204,449,198
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,769,918         57,465,736
-----------------------------------------------------------------------------
                                                20,556,895        261,914,934

Shares
repurchased                                    (14,478,346)      (188,555,231)
-----------------------------------------------------------------------------
Net increase                                     6,078,549       $ 73,359,703
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,486,440       $293,865,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,259,777         24,453,045
-----------------------------------------------------------------------------
                                                27,746,217        318,318,889

Shares
repurchased                                    (23,849,432)      (274,006,683)
-----------------------------------------------------------------------------
Net increase                                     3,896,785       $ 44,312,206
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,021,496        $51,613,287
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,498,391         53,620,812
-----------------------------------------------------------------------------
                                                 8,519,887        105,234,099

Shares
repurchased                                     (3,980,131)       (51,210,214)
-----------------------------------------------------------------------------
Net increase                                     4,539,756        $54,023,885
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,011,247        $91,975,997
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,003,520         21,477,689
-----------------------------------------------------------------------------
                                                10,014,767        113,453,686

Shares
repurchased                                     (8,373,704)       (94,136,683)
-----------------------------------------------------------------------------
Net increase                                     1,641,063        $19,317,003
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,027,309        $13,333,112
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      140,042          1,681,905
-----------------------------------------------------------------------------
                                                 1,167,351         15,015,017

Shares
repurchased                                       (485,034)        (6,324,673)
-----------------------------------------------------------------------------
Net increase                                       682,317        $ 8,690,344
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                             to June 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        795,822         $9,522,643
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          308              3,755
-----------------------------------------------------------------------------
                                                   796,130          9,526,398

Shares
repurchased                                        (67,187)          (845,963)
-----------------------------------------------------------------------------
Net increase                                       728,943         $8,680,435
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        791,786        $10,294,978
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      394,356          4,732,270
-----------------------------------------------------------------------------
                                                 1,186,142         15,027,248

Shares
repurchased                                       (760,548)        (9,901,998)
-----------------------------------------------------------------------------
Net increase                                       425,594        $ 5,125,250
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        645,549        $ 7,389,654
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      177,635          1,911,353
-----------------------------------------------------------------------------
                                                   823,184          9,301,007

Shares
repurchased                                     (1,109,843)       (12,639,086)
-----------------------------------------------------------------------------
Net decrease                                      (286,659)       $(3,338,079)
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com



SA024-58383 2CE/2CG/2CH 2/00